EMPLOYEE BENEFIT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed income | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period		$ 1
Purchases, sales and settlements		(1)
Real Estate/Other | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period	61	52
Return on pension plan assets	4	(1)
Purchases, sales and settlements	10	10
Transfers in and/or out of Level 3	(7)
Balance at end of period	68	61
Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,900	2,600
Defined Benefit Plans | Minimum
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	6.52%
Defined Benefit Plans | Maximum
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	8.20%
U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	636	538	517
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	8.00%	8.19%	8.20%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	636	538
U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	370	319
U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	225	192
U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	41	27
U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	54.00%
Actual allocation (as a percent)	53.00%	55.00%
U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	340	294
U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	195	166
U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	145	128
U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	32.00%
Actual allocation (as a percent)	31.00%	32.00%
U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	196	170
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	116	106
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	80	64
U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	14.00%
Actual allocation (as a percent)	14.00%	13.00%
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	89	72
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	48	45
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	41	27
U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets Using Level 3
Actual allocation (as a percent)	2.00%
U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	11	2
U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	11	2
Non-U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,237	2,026	2,025
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	6.52%	6.62%	6.65%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
Non-U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,237	2,026
Non-U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	1,420	682
Non-U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	790	1,310
Non-U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	34
Non-U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	40.00%
Actual allocation (as a percent)	38.00%	38.00%
Non-U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	862	771
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	649	361
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	213	410
Non-U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	40.00%
Actual allocation (as a percent)	41.00%	46.00%
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	905	923
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	632	304
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	273	619
Non-U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	19.00%
Actual allocation (as a percent)	20.00%	15.00%
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	357	316
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	1
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	303	281
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	34
Non-U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	1.00%
Actual allocation (as a percent)	1.00%	1.00%
Non-U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	113	16
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	112	16
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	$ 1